Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of sales of series D preferred Stock to related parties
		Shares

David Rifkin	Director	1,000
Lawrence Yelin	Director	2,200
Jay Sheehy	Director	1,000
Nicholas R. Toms	CEO, Director	10,000
Paul E. Ross	Interim, CFO	2,000
Ralph S. Hubregsen	COO	1,000

		17,200